Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 292,243
Beginning balance	(277,532)
Transfers out	22	£ 0
Transfers in	(22)	0
Transfers out	(22)	0
Transfers out	22	0
Ending Balance	282,083	292,243
Ending Balance	(267,117)	(277,532)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	127	235
Fair value movements	27	(28)
Foreign exchange and other movements	(7)	(2)
Purchases	1
Transfers out		0
Transfers out	0	(28)
Netting	(3)	(8)
Sales		(5)
Settlements	(20)	(37)
Ending Balance	125	127
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	20	(30)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	18
Fair value movements	0	0
Foreign exchange and other movements	0	0
Purchases	0
Transfers out		0
Transfers out	0	0
Netting	0	0
Sales		0
Settlements	0	(18)
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	181	309
Fair value movements	45	(23)
Foreign exchange and other movements	(7)	(2)
Purchases	1
Transfers out		0
Transfers out	(22)	(28)
Netting	(3)	(8)
Sales		(5)
Settlements	(34)	(62)
Ending Balance	161	181
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	38	(25)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	54	56
Fair value movements	18	5
Foreign exchange and other movements	0	0
Purchases	0
Transfers out		0
Transfers out	(22)	0
Netting	0	0
Sales		0
Settlements	(14)	(7)
Ending Balance	36	54
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	18	5
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(12)	(32)
Fair value movements	(1)	2
Foreign exchange and other movements	0	0
Purchases	0
Transfers in		(2)
Transfers out	0	0
Netting	0	0
Sales		0
Settlements	3	20
Ending Balance	(10)	(12)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	2
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(3)	(6)
Fair value movements	0	0
Foreign exchange and other movements	0	1
Purchases	0
Transfers in		0
Transfers out	0	0
Netting	0	0
Sales		0
Settlements	3	2
Ending Balance	0	(3)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	1
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(15)	(38)
Fair value movements	(1)	2
Foreign exchange and other movements	0	1
Purchases	0
Transfers in		(2)
Transfers out	0	0
Netting	0	0
Sales		0
Settlements	6	22
Ending Balance	(10)	(15)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ (1)	£ 3